Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Statement [line items]
Earnings per share
	2018	2017	2016

Net income attributable to shareholders of Novartis AG (USD millions)	12 611	7 703	6 712

Number of shares (in millions)
Weighted average number of shares outstanding used in basic earnings per share	2 319	2 346	2 378

Adjustment for vesting of restricted shares, restricted share units and dilutive shares from options	25	25	22

Weighted average number of shares in diluted earnings per share	2 344	2 371	2 400

Basic earnings per share (USD)	5.44	3.28	2.82

Diluted earnings per share (USD)	5.38	3.25	2.80